Investments	12 Months Ended
Dec. 31, 2014
Investments
(4)	Investments

(a)	Fixed-Maturity and Equity Securities

At December 31, 2014 and 2013, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
2014:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,127,783	105,433	262	1,232,954	—
Agencies not backed by the full faith and credit of the U.S. government	130,703	14,671	24	145,350	—
States and political subdivisions	6,718,229	824,806	2,093	7,540,942	—
Foreign government	308,633	13,505	10,463	311,675	—
Public utilities	5,482,698	851,165	5,614	6,328,249	484
Corporate securities	45,725,053	4,067,245	294,841	49,497,457	2,579
Mortgage-backed securities	13,415,946	682,880	929	14,097,897	—
Collateralized mortgage obligations	10,697	1,335	—	12,032	—
Collateralized debt obligations	33,637	11,745	153	45,229	11,719

Total fixed-maturity securities, available-for-sale	72,953,379	6,572,785	314,379	79,211,785	14,782

Fixed-maturity securities, held-to-maturity:
Corporate securities	82	15	—	97	—
CDOs	180,316	24,076	—	204,392	—

Total fixed-maturity securities held-to-maturity	180,398	24,091	—	204,489	—

Equity securities, available-for-sale:
Common stock	6,180	46	—	6,226	—

Total available-for-sale and held-to-maturity securities	$73,139,957	6,596,922	314,379	79,422,500	14,782

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
2013:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,063,622	57,667	2,846	1,118,443	—
Agencies not backed by the full faith and credit of the U.S. government	480,981	30,861	13	511,829	—
States and political subdivisions	4,916,086	161,812	119,538	4,958,360	—
Foreign government	341,223	24,167	156	365,234	—
Public utilities	4,692,512	467,650	23,952	5,136,210	650
Corporate securities	39,446,124	2,700,886	470,158	41,676,852	1,429
Mortgage-backed securities	11,668,499	876,705	19,911	12,525,293	—
Collateralized mortgage obligations	12,557	1,655	—	14,212	—
Collateralized debt obligations	44,687	12,291	105	56,873	11,480

Total fixed-maturity securities, available-for-sale	62,666,291	4,333,694	636,679	66,363,306	13,559

Fixed-maturity securities, held-to-maturity:
Corporate securities	$110	19	—	129	—
Collateralized debt obligations	220,642	1,100	2,355	219,387	—

Total fixed-maturity securities, held-to-maturity	220,752	1,119	2,355	219,516	—

Total available-for- sale and held-to-maturity securities	$62,887,043	4,334,813	639,034	66,582,822	13,559

(1)

The amount represents the net unrealized gain or loss on other-than-temporarily impaired securities. It includes the portion of OTTI losses in accumulated other comprehensive income, which was not included in earnings.

The net unrealized gains on available-for-sale securities and effective portion of cash flow hedges consist of the following at December 31:

	2014	2013	2012
Available-for-sale securities:
Fixed maturity	$6,258,406	3,697,314	8,526,126
Equity	46	—	—
Cash flow hedges	2,269	1,570	2,251
Adjustments for:
Shadow adjustments	(3,542,160)	(2,174,866)	(5,114,147)
Deferred taxes	(951,480)	(533,407)	(1,194,981)

Net unrealized gains	$1,767,081	990,611	2,219,249

Net unrealized gains of $299 and $1,282 at December 31, 2013 and 2012, respectively, included in the table above, relate to available-for-sale fixed maturity securities that were reclassified to fixed maturity securities at fair value through income at December 31, 2014, as discussed in footnote 2.

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2014, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$1,938,774	1,981,044
Due after one year through five years	9,519,557	10,404,244
Due after five years through ten years	20,634,395	21,584,444
Due after ten years	27,434,010	31,132,124
Mortgage-backed securities and collateralized mortgage obligations	13,426,643	14,109,929

Total available-for-sale fixed-maturity securities	$72,953,379	79,211,785

The amortized cost and fair value of held-to-maturity fixed-maturity securities at December 31, 2014, by contractual maturity, are shown below:

	Amortized cost	Fair value
Held-to-maturity fixed-maturity securities:
Due after one year through five years	$82	97
Due after ten years	180,316	204,392

Total held-to-maturity fixed-maturity securities	$180,398	204,489

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $25,127,391 as of December 31, 2014.

Proceeds from sales of available-for-sale, at fair value through income, and trading investments for the years ended December 31 are presented in the following table:

	2014	2013	2012
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$1,479,188	2,503,974	3,156,402
Equity securities:
Proceeds from sales	29,209	134,400	348,635
At fair value through income:
Fixed-maturity securities:
Proceeds from sales	—	8,306	—
Trading:
Equity securities:
Proceeds from sales	99,307	46,109	17,180

As of December 31, 2014 and 2013, investments with a carrying value of $52,027 and $54,479, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The Company’s available-for-sale and trading fixed-maturity security portfolios include mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

(b)	Unrealized Investment Losses

Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2014:
Fixed-maturity securities, available-for-sale:
U.S. government	$23,411	51	23,481	211	46,892	262
U.S. government agency	3,342	24	—	—	3,342	24
States and political subdivisions	51,483	599	146,339	1,494	197,822	2,093
Foreign government	66,859	10,463	—	—	66,859	10,463
Public utilities	129,018	3,589	35,919	2,025	164,937	5,614
Corporate securities	4,101,602	211,776	1,198,903	83,065	5,300,505	294,841
Mortgage-backed securities	102,104	491	19,724	438	121,828	929
CDOs	4,176	67	19,792	86	23,968	153

Total temporarily impaired securities	$4,481,995	227,060	1,444,158	87,319	5,926,153	314,379

2013:
Fixed-maturity securities, available-for-sale:
U.S. government	$391,533	2,102	4,404	744	395,937	2,846
U.S. government agency	688	13	—	—	688	13
States and political subdivisions	1,847,094	113,718	38,616	5,820	1,885,710	119,538
Foreign government	2,244	156	—	—	2,244	156
Public utilities	480,124	19,904	27,946	4,048	508,070	23,952
Corporate securities	8,969,453	437,577	309,527	32,581	9,278,980	470,158
Mortgage-backed securities	902,186	19,735	4,295	176	906,481	19,911
CDOs	20,064	105	—	—	20,064	105

Total temporarily impaired securities	$12,613,386	593,310	384,788	43,369	12,998,174	636,679

All unrealized losses existing at December 31, 2014, on held-to-maturity investments have existed for less than 12 months.

As of December 31, 2014 and 2013, there were 356 and 990 available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities.

As of December 31, 2014 and 2013, of the total amount of unrealized losses, $267,015 or 84.9% and $586,869 or 92.2%, respectively, are related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from Standards and Poor’s (S&P), or a NAIC rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. As mentioned in note 2, the Company reviews these securities regularly to determine whether or not declines in fair value are other than temporary. Further, as the Company neither has an intention to sell, nor does it expect to be required to sell the securities outlined above, the Company did not consider these investments to be other-than-temporarily impaired.

(c)	OTTI Losses

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2014	2013
Balance as of January 1	$45,722	60,128
Additions for credit impairments recognized on (1):
Securities not previously impaired	—	1,870
Securities previously impaired	4,391	91
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	2,054	13,087
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(15,219)	(29,454)

Balance as of December 31	$36,948	45,722

(1)

There were $6,445 and $15,048 of additions included in the net OTTI losses recognized in realized investment gains, net in the Consolidated Statements of Operations for the years ended December 31, 2014 and 2013, respectively.

(d)	Realized Investment Gains (Losses)

Gross and net realized investment gains (losses) for the years ended December 31, are summarized as follows:

	2014	2013	2012
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$96,698	160,091	294,642
Gross losses on sales and exchanges	(11,114)	(36,798)	(52,449)
OTTI	(6,445)	(14,957)	(10,506)

Net gains on fixed-maturity securities	79,139	108,336	231,687

Equity securities:
Gross gains on sales	113	—	11,972
Gross losses on sales	(1)	—	(562)

Net gains (losses) on equity securities	112	—	11,410

Net gains on available-for-sale securities	79,251	108,336	243,097

Held-to-maturity:
Gross gains on exchanges	—	44,179	1,342
Gross losses on exchanges	(84)	(11)	—
OTTI	—	(91)	(18,262)

Net (losses) gains on held-to-maturity securities	(84)	44,077	(16,920)
Benefit (provision) for mortgage loans on real estate	5,000	18,500	(10,232)
Gains for mortgage loans on real estate	—	4,929	—
Investment in affiliates	(6,500)	11,810	—
Loss on real estate sales	—	(29)	—
Impairments on real estate	—	—	(4,538)
Net gains on sales of acquired loans	95	674	5,154
Other	—	—	11,140

Net realized investment gains	$77,762	188,297	227,701

The 2014 realized loss and 2013 realized gain on investment in affiliates is related to the disposal of an affiliate investment and subsidiary, respectively. The 2013 realized gain for mortgage loans on real estate is a result of the sale of certain loans to two subsidiary companies of AZOA.

(e)	Interest and Similar Income

Major categories of interest and similar income, net, for the respective years ended December 31 are shown below:

	2014	2013	2012
Interest and similar income:
Available-for-sale fixed-maturity securities	$3,552,896	3,185,680	3,210,655
Mortgage loans on real estate	377,917	367,196	367,506
Investment income on trading securities	11,645	9,735	4,624
Held-to-maturity fixed-maturity securities	15,894	26,781	38,618
Rental income on real estate	—	1,462	2,943
Interest on loans to affiliates	980	1,549	2,614
Interest on acquired loans	27,548	27,817	31,085
Interest rate swaps	1,867	697	3,314
Other invested assets	2,083	196	72
Policy loans	9,981	10,461	10,177
Short-term securities	7,864	5,575	4,872
Interest on assets held by reinsurers	2,798	2,915	3,043

Total	4,011,473	3,640,064	3,679,523
Less investment expenses	54,175	47,947	47,117

Total interest and similar income, net	$3,957,298	3,592,117	3,632,406

(f)	Mortgage Loans

The Company’s investment in mortgage loans on real estate at December 31 is summarized as follows:

	2014	2013
Mortgage loans on real estate:
Commercial	$7,217,169	6,200,697
Residential	—	578
Valuation allowances	(35,000)	(66,750)

Total mortgage loans on real estate	$7,182,169	6,134,525

At December 31, 2014, mortgage loans on real estate in California, Texas and Illinois exceeded the 10% concentration levels by state with a concentration of 29.2% or $2,108,890, 10.1% or $729,761 and 10.0% or $722,225, respectively. At December 31, 2013, mortgage loans on real estate in California and Texas exceeded the 10% concentration level by state with concentrations of 30.8% or $1,910,426, and 12.2% or $755,664, respectively.

Interest rates on investments in new mortgage loans ranged from a minimum of 3.0% to a maximum of 5.1%.

The valuation allowances on mortgage loans on real estate at December 31 and the changes in the allowance for the years then ended are summarized as follows:

	2014	2013	2012
Balance, beginning of year	$66,750	85,250	75,018
Release due to settled loan	(26,750)	—	—
(Benefit) provision charged to operations	(5,000)	(18,500)	10,232

Balance, end of year	$35,000	66,750	85,250

In 2014, the decrease to the valuation allowance on mortgage loans is a result of the Company releasing a specific reserve of $26,750 on one mortgage loan that was settled. The Company also reevaluated the allowance related to the remainder of the mortgage loan portfolio, resulting in a reduction of the provision of $5,000.

In 2013, the decrease to the valuation allowance on mortgage loans is a result of the Company reducing a specific reserve on one mortgage loan in the amount of $13,500 related to a change in the estimate of realizable value of the underlying collateral. The Company also reevaluated the allowance related to the remainder of the mortgage loan portfolio during 2013, which resulted in a reduction of the provision of $5,000.

In 2012, the increase to the valuation allowance on mortgage loans is a result of the Company establishing a specific reserve on one mortgage loan in the amount of $40,250. The Company also reevaluated the allowance related to the remainder of the mortgage loan portfolio during 2012, which resulted in a reduction of the provision of $30,018.

(g)	Securities Lending

The Company had fair value of securities on loan of $2,280,442 and $1,754,187, in fixed-maturity securities, on the Consolidated Balance Sheets, and held collateral in the amounts of $2,361,952 and $1,824,788, as of December 31, 2014 and 2013, respectively. The collateral is recorded in cash and cash equivalents and loans to affiliates on the Consolidated Balance Sheets. The corresponding liability is recorded in other liabilities on the Consolidated Balance Sheets.

(h)	Variable Interest Entities

In the normal course of business, the Company enters into relationships with various entities that are deemed to be VIE. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses, and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company’s held-to-maturity CDOs were purchased in 2009 and represent interests in VIEs. The CDOs exist for the sole purpose of acquiring and managing a diversified portfolio of asset-backed and synthetic securities and are funded by the issuance of several tranches of funding notes. The CDOs, which are primarily the highest ranking debt tranches of each respective deal, contain similar features. There are several classes of notes, which include a structure that subordinates one note to another. Priorities of payment provide that the most senior classes of notes are paid first. Each CDO trust holds investments in eligible assets, which generally include credit asset-backed securities, mortgage-backed securities, default swaps/synthetic CDOs, other CDOs, and other asset-backed securities. These assets have a concentration in subprime mortgage-backed securities. Each CDO also contains tests, which, if failed, will result in cash payments that would normally be directed to a junior class of note holders, be redirected to the most senior class of note holders. The CDOs contain call features that may be exercised if requested by the appropriate class of note and if other criteria required by the CDO documents are met.

In addition, the Company invests in structured securities including VIEs. These structured securities typically invest in fixed-income investments managed by third parties and include mortgage-backed securities, collateralized mortgage obligations, and other CDOs.

The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, taking into consideration whether the Company, or the Company together with its affiliates, has the power to direct the activities of the VIE, that most affect its economic performance and whether the Company has the right to benefits from the VIE. Based on that analysis, the Company has concluded that it is not the primary beneficiary and, as such, did not consolidate any VIEs in the Consolidated Financial Statements. The CDOs are classified as fixed-maturity securities, held-to-maturity on the Consolidated Balance Sheets and reported at amortized cost. The other structured securities are classified as fixed-maturity securities, available-for-sale on the Consolidated Balance Sheets and reported at fair value, or acquired loans and reported at amortized cost. The Company’s maximum exposure to loss from these entities is limited to their carrying value. The Company has not provided, and has no obligation to provide, material, financial, or other support that was not previously contractually required to these entities. The Company had no liabilities recorded as of December 31, 2014 or 2013, related to these entities.

During 2013, the Company issued an acceleration direction to the trustee of one of the Company’s CDOs. The trustee then issued a notice of acceleration to the noteholders and beneficial owners notifying them that the principal and all accrued and unpaid interest on the notes are immediately due and repayable. As a result of this acceleration the underlying collateral was sold at auction. The Company received cash of $253,125 for securities with a book value of $208,946 resulting in a realized gain of $44,179.

(i)	Prepaid Forward Agreement

In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE prior to January 12, 2009, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least “AA” by S&P or Moody’s. AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, entered into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from Dresdner Bank Luxembourg, a wholly owned subsidiary of Dresdner Bank Aktiengesellschaft (Dresdner Bank). On January 12, 2009, Allianz SE closed the sale of 100% of Dresdner Bank, including its subsidiaries, to Commerzbank AG. All financial activity with Dresdner Bank, including its subsidiaries, is recorded or disclosed in the Consolidated Financial Statements as nonaffiliated.

The effect of the forward agreement was a Reference Portfolio whereby DKPII designated a portfolio of assets in accordance with preestablished investment guidelines. The net value of this agreement was $629,127 as of December 31, 2011. In January 2012, Commerzbank AG delivered common stock of DKPII, to AZLPF, Inc. in fulfillment of its obligations under the prepaid forward contract.

A preferred stock liability of $32,195 was recorded at December 31, 2014 and 2013, representing Commerzbank AG’s share, and is reported in other liabilities on the Consolidated Balance Sheets.

At December 31, 2014, the remaining assets of DKPII, in addition to its investment in its subsidiary, Allianz Fund Investments (AFI), are primarily invested in tax-exempt municipal bonds, reported in fixed-maturity securities, available-for-sale on the Consolidated Balance Sheets. These securities are accounted for consistent with the Company’s other available-for-sale investments.